Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
American High-Income Municipal Bond Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Municipal Bond Fund — Class R-6
Account Value	$ 15,027	$ 13,768	$ 13,790	$ 14,903	$ 13,561	$ 13,161	$ 12,230	$ 11,718			$ 11,596	$ 10,565	$ 10,000
American High-Income Municipal Bond Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Municipal Bond Fund — Class F-3
Account Value	$ 13,459	12,331	12,350	13,347	12,146	11,788	10,955	10,496		$ 10,000
American High-Income Municipal Bond Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Municipal Bond Fund — Class F-2
Account Value	$ 14,866	13,636	13,671	14,790	13,472	13,089	12,177	11,679			11,571	10,553	10,000
American High-Income Municipal Bond Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Municipal Bond Fund — Class F-1
Account Value	$ 14,484	13,321	13,390	14,525	13,266	12,922	12,053	11,591			11,512	10,526	10,000
American High-Income Municipal Bond Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Municipal Bond Fund — Class T (with sales charge)
Account Value	$ 12,807	11,740	11,764	12,719	11,579	11,243	10,453	10,019	$ 9,748
American High-Income Municipal Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Municipal Bond Fund — Class C (with sales charge)
Account Value	$ 13,730	12,623	12,685	13,853	12,737	12,491	11,729	11,356			11,356	10,455	10,000
American High-Income Municipal Bond Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Municipal Bond Fund — Class A (with sales charge)
Account Value	$ 14,012	12,882	12,945	14,038	12,818	12,483	11,637	11,183			11,099	10,141	9,627
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	$ 12,301	$ 12,188	$ 13,095	$ 12,678	$ 12,033	$ 11,214	$ 11,104			$ 11,075	$ 10,356	$ 10,000